TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

4)  TRADE ACCOUNTS RECEIVABLE

a)  Accounting policy

These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided and goods sold in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Vivo Tech” product) and credit rights of the Vivo Money FIDC.

The Company measures the provision for estimated impairment losses in an amount equal to the loss of credit expected for a lifetime.

b)  Critical estimates and judgments

In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and bearable information that is relevant and available. This includes quantitative and qualitative information and analysis, based on the Company's historical experience, credit assessment and considering forward-looking information. Although the Company believes that the assumptions used are reasonable, the results may be different.

c)  Breakdown

	12.31.20	12.31.19
Billed amounts	7,611,858	7,018,601
Unbilled amounts (1)	2,191,331	2,866,196
Interconnection amounts	724,630	790,046
Vivo Money FIDC	1,975	—
Amounts from related parties (Note 28)	105,349	129,904
Gross accounts receivable	10,635,143	10,804,747
Estimated impairment losses	(2,072,578)	(1,644,797)
Total	8,562,565	9,159,950

Current	8,182,667	8,719,497
Non-current	379,898	440,453

(1)Includes the amounts of contractual assets, shown in item 4.d), of this note.

Balances of non-current trade accounts receivable include:

	12.31.20	12.31.19
B2B merchandise resale portion - 24 months	159,075	182,286
Portion of accounts receivable from the OI group - Bankruptcy process of companies	59,813	89,647
Vivo TECH product (1)	348,086	317,988
Nominal amount receivable	566,974	589,921
Deferred financial income	(34,504)	(48,086)
Present value of accounts receivable	532,470	541,835
Estimated impairment losses	(152,572)	(101,382)
Net amount receivable	379,898	440,453

(1)The maturity schedule is up to five years for amounts related to the Vivo TECH product.

There are no unsecured residual values resulting in benefits to the lessor nor contingent payments recognized as revenue for the year.

The following are amounts receivable, net of estimated losses for impairment of accounts receivable, by maturity:

	12.31.20	12.31.19
Falling due (1)	6,798,420	6,862,054
Overdue – 1 to 30 days	870,551	966,986
Overdue – 31 to 60 days	228,074	306,956
Overdue – 61 to 90 days	142,788	192,622
Overdue – 91 to 120 days	157,105	250,029
Overdue – over 120 days	365,627	581,303
Total	8,562,565	9,159,950

(1)Includes the amounts of contractual assets, shown in item 4.d), of this note.

On December 31, 2020 and 2019, no customer represented more than 10% of trade accounts receivable, net.

d)  Changes in contractual assets

The following table shows the changes in contractual assets,  in the years ended December 31, 2020 and 2019:

	Contract assets, gross	Provision for losses	Contract assets, net
Balance on 12.31.18	195,733	(33,708)	162,025
Additions	558,883	(12,486)	546,397
Write-offs	(485,108)	—	(485,108)
Balance on 12.31.19	269,508	(46,194)	223,314
Additions	444,284	—	444,284
Write-offs	(510,215)	11,300	(498,915)
Balance on 12.31.20	203,577	(34,894)	168,683

e)  Changes in estimated losses for impairment

The following table shows the changes in estimated losses for impairment of accounts receivable.

Balance on 12.31.18	(1,498,134)
Supplement to estimated losses, net of resersal (Note 25)	(1,682,348)
Write-off	1,547,577
Business combinations (Note 1.c)	(11,892)
Balance on 12.31.19	(1,644,797)
Supplement to estimated losses, net of resersal (Note 25)	(1,740,358)
Write-off	1,312,577
Balance on 12.31.20	(2,072,578)